Amortization Expense Related to Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Licensed computer software
Amortization expense related to:
Amortization expenses	$ 36,775	$ 33,511	$ 33,393
Software development costs
Amortization expense related to:
Amortization expenses	25,248	21,430	23,044
Acquisition technology intangibles
Amortization expense related to:
Amortization expenses	$ 19,683	$ 15,855	$ 9,712